N-4	Jul. 03, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Jefferson National VA Separate Account 1
Entity Central Index Key	0001618629
Entity Investment Company Type	N-4
Document Period End Date	Jul. 03, 2025
Amendment Flag	false
Monument Advisor NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Monument Advisor NY | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Monument Advisor Select NY
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual fund is offered as an investment option under the contract or policy. Effective June 26, 2025, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I

Monument Advisor Select NY | NationwideVariableInsuranceTrustNVITStrategicIncomeFundClassIMember
Prospectus:
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I